Oniverse	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Oniverse
1.3 Oniverse

		Equity interest
Entity	Domicile	12/31/2021	12/31/2020

On Holding AG	Zurich, CH
On AG	Zurich, CH	100%	100%
On Brazil Ltda.	Sao Paulo, BR	100%	100%
On Cloud Service GmbH	Berlin, DE	100%	100%
On Clouds GmbH	Zurich, CH	100%	100%
On Europe AG	Zurich, CH	100%	100%
On Experience 1 LLC	New York, USA	100%	-
On Experience 2 LLC	New York, USA	100%	-
On Experience 3 LLC	Miami, USA	100%	-
On Hong Kong Ltd.	Hong Kong, HK	100%	-
On Inc.	Portland, USA	100%	100%
On Japan K.K.	Yokohama, JP	100%	100%
On Oceania Pty Ltd.	Docklands, AU	100%	100%
On Running Canada Inc.	Vancouver, CA	100%	100%
On Running UK Ltd.	London, UK	100%	-
On Running Sports Products (Shanghai) Company Ltd.	Shanghai, CN	100%	100%
On Vietnam Co. Ltd.	Ho Chi Minh City, VN	100%	100%
Brunner Mettler GmbH	Zurich, CH	100%	100%

Accounting policies	“Oniverse” represents the legal group structure of the On group. Entities are fully consolidated from the date on which control is transferred to On Holding AG, the parent company of the group. Control is achieved when On is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

For the consolidated entities, all assets, liabilities, income, and expenses are included in the financial statements. All intercompany balances and transactions (including unrealized profits on inventories) are fully eliminated in the process of consolidation.